Consolidated Statements of Changes in Shareholders' (Deficit) Equity - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member] [1]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021		$ 392	$ 58	$ 23,154,049	$ 708,470	$ (21,045,672)	$ 163,814	$ 2,981,111
Balance, shares at Dec. 31, 2021	[1]	39,222,563	5,777,437
Net loss						(9,768,372)		(9,768,372)
Capital Contribution				1,396,555				1,396,555
Foreign currency translation adjustment							470,632	470,632
Balance at Dec. 31, 2022		$ 392	$ 58	24,550,604	708,470	(30,814,044)	634,446	(4,920,074)
Balance, shares at Dec. 31, 2022	[1]	39,222,563	5,777,437
Net loss						(7,446,001)		(7,446,001)
Capital Contribution				13,951,916				13,951,916
Foreign currency translation adjustment							(77,359)	(77,359)
Impact from adoption of ASU2016-13						(530,146)		(530,146)
Balance at Dec. 31, 2023		$ 392	$ 58	38,502,520	708,470	(38,790,191)	557,087	978,336
Balance, shares at Dec. 31, 2023	[1]	39,222,563	5,777,437
Net loss						(30,113,504)		(30,113,504)
Capital Contribution				1,054				1,054
Effect of reverse recapitalization, net of costs		$ 35		(3,433,284)				(3,433,249)
Balance, shares	[1]	3,456,099
Shares issued to PIPE Investors		$ 7		6,999,993				7,000,000
Balance, shares	[1]	700,000
Shares issued to Consultant		$ 9		8,999,991				9,000,000
Balance, shares	[1]	900,000
Issuance of ordinary shares in connection with Earnout agreement		$ 90		(90)
Balance, shares	[1]	9,000,000
Other comprehensive income							116,638	116,638
Balance at Dec. 31, 2024		$ 533	$ 58	$ 51,070,184	$ 708,470	$ (68,903,695)	$ 673,725	$ (16,450,725)
Balance, shares at Dec. 31, 2024	[1]	53,278,662	5,777,437

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.